Submission	Mar. 02, 2026
Submission [Line Items]
Central Index Key	0001793895
Registrant Name	CDT Environmental Technology Investment Holdings Limited
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A